Prospectus Supplement                                          207621 09/03
dated September 30, 2003 to:

PUTNAM CALIFORNIA TAX EXEMPT INCOME FUND
Prospectus dated January 30, 2003

The third paragraph and table under the heading "Who manages the funds?" are replaced with the following:

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

California Tax Exempt Income Fund

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Portfolio leader              Since    Experience
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David E. Hamlin               1999     1998-Present      Putnam Management
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Portfolio members             Since    Experience
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Paul M. Drury                 2002     1989-Present      Putnam Management
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Susan A. McCormack            1999     1994-Present      Putnam Management
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James D. St. John             2003     1998-Present      Putnam Management
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Richard P. Wyke               1999     1987-Present      Putnam Management
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